Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Statement of Cash Flows [Abstract]
Net loss	$ (1,454,325)	$ (3,954,104)	$ (6,751,572)	$ (9,962,968)
Items not affecting cash
Depreciation (Note 4)	125,989	155,288	378,932	457,314
Financing cost	14,536	0	14,536	0
Stock-based compensation (Note 7)	51,402	25,542	213,691	120,348
Deferred share units (Note 8)	0	0	0	7,565
Accreted interest on convertible debenture (Note 5)	8,813	16,369	25,011	48,510
Unrealized foreign exchange loss (gain)	884	(14,882)	884	(11,365)
Change in non-cash operating assets & liabilities
Accounts receivable	198,798	182,558	143,036	426,279
Investment tax credits	(45,000)	(45,000)	(135,000)	(135,001)
Inventory	0	(64,804)	31,723	(134,655)
Prepaid expenses, sundry and other assets	159,159	(108,178)	328,559	(341,546)
Accounts payable, accrued liabilities and employee costs payable	1,319,326	2,594,283	1,696,326	3,329,225
Deferred revenue	(1,469,716)	(75,000)	(2,362,500)	(225,000)
Cash flows used in operating activities	(1,090,134)	(1,287,928)	(6,416,374)	(6,421,294)
Financing activities
Repayment of principal on convertible debenture (Note 5)	0	0	(300,000)	0
Proceeds from issuance of shares on exercise of 2018 Pre-Funded Warrants (Note 9)	0	0	27,953	0
Proceed from issuance of shares and warrants	0	0	0	5,300,000
2019 Debenture financing (Note 5)	140,800	0	140,800	0
Debenture financing cost	(15,800)	0	(15,800)	0
Offering costs	0	0	0	(618,689)
Cash flows provided from financing activities	125,000	0	(147,047)	4,681,311
Investing activity
Purchase of property and equipment (Note 4)	(10,684)	(15,358)	(24,097)	(99,690)
Cash flows used in investing activities	(10,684)	(15,358)	(24,097)	(99,690)
Effect of foreign exchange loss on cash held in foreign currency	0	0	0	0
Decrease in cash	(975,818)	(1,303,286)	(6,587,518)	(1,839,673)
Cash, beginning of period	1,030,177	1,360,674	6,641,877	1,897,061
Cash, end of period	54,359	57,388	54,359	57,388
Supplemental cash flow information
Interest paid	29,394	12,419	120,148	92,029
Taxes paid	$ 0	$ 0	$ 0	$ 0